Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Delaware VIP Trust
Entity Central Index Key	0000814230
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000006665 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Value Series(formerly, Macquarie VIP Small Cap Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Small Cap Value Series (Service Class) returned 7.83% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2000® Value Index, the Series' narrowly based securities market index (benchmark), returned 12.59%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Series' benchmark, specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Series' performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Series' holdings in the metals and mining industry underperformed versus the benchmark.
The Series' investments in the healthcare equipment and supplies and pharmaceuticals industries underperformed the stronger returns of biotechnology companies in the benchmark, which the Series does not hold.
Holdings in the consumer discretionary sector underperformed over the period. The Series' positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Small Cap Value Series (Service Class)	7.83%	8.93%	8.84%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 1,697,907,579
Holdings Count | Holding	105	[1]
Advisory Fees Paid, Amount	$ 11,597,423
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$1,697,907,579
Total number of portfolio holdings*	105
Total advisory fees paid (during reporting period)	$11,597,423
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	31.17%
Industrials	19.77%
Consumer Discretionary	9.24%
Real Estate	9.24%
Information Technology	7.72%
Energy	6.11%
Materials	5.84%
Utilities	5.50%
Healthcare	2.44%
Consumer Staples	1.14%

Top 10 equity holdings
Axis Capital Holdings	1.89%
MasTec	1.82%
Webster Financial	1.80%
Valley National Bancorp	1.77%
Hancock Whitney	1.76%
TTM Technologies	1.73%
Stifel Financial	1.73%
FNB	1.73%
Old National Bancorp	1.67%
First Financial Bancorp	1.63%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	1.89%
MasTec	1.82%
Webster Financial	1.80%
Valley National Bancorp	1.77%
Hancock Whitney	1.76%
TTM Technologies	1.73%
Stifel Financial	1.73%
FNB	1.73%
Old National Bancorp	1.67%
First Financial Bancorp	1.63%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Value Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Value Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000006666 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Value Series(formerly, Macquarie VIP Small Cap Value Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Small Cap Value Series (Standard Class) returned 8.16% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2000® Value Index, the Series' narrowly based securities market index (benchmark), returned 12.59%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Series' benchmark, specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Series' performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Series' holdings in the metals and mining industry underperformed versus the benchmark.
The Series' investments in the healthcare equipment and supplies and pharmaceuticals industries underperformed the stronger returns of biotechnology companies in the benchmark, which the Series does not hold.
Holdings in the consumer discretionary sector underperformed over the period. The Series' positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Small Cap Value Series (Standard Class)	8.16%	9.26%	9.15%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 1,697,907,579
Holdings Count | Holding	105	[2]
Advisory Fees Paid, Amount	$ 11,597,423
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$1,697,907,579
Total number of portfolio holdings*	105
Total advisory fees paid (during reporting period)	$11,597,423
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	31.17%
Industrials	19.77%
Consumer Discretionary	9.24%
Real Estate	9.24%
Information Technology	7.72%
Energy	6.11%
Materials	5.84%
Utilities	5.50%
Healthcare	2.44%
Consumer Staples	1.14%

Top 10 equity holdings
Axis Capital Holdings	1.89%
MasTec	1.82%
Webster Financial	1.80%
Valley National Bancorp	1.77%
Hancock Whitney	1.76%
TTM Technologies	1.73%
Stifel Financial	1.73%
FNB	1.73%
Old National Bancorp	1.67%
First Financial Bancorp	1.63%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	1.89%
MasTec	1.82%
Webster Financial	1.80%
Valley National Bancorp	1.77%
Hancock Whitney	1.76%
TTM Technologies	1.73%
Stifel Financial	1.73%
FNB	1.73%
Old National Bancorp	1.67%
First Financial Bancorp	1.63%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Value Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Small Cap Value Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000006679 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Emerging Markets Series(formerly, Macquarie VIP Emerging Markets Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$165	1.17%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Emerging Markets Series (Standard Class) returned 81.26% for the 12 months ended December 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index (benchmark), returned 33.57% and 34.36%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' benchmark over the 12-month reporting period, supported by demand for memory and leading-edge semiconductors used in artificial intelligence and computing servers. Key contributors to performance included SK Hynix Inc. and Samsung Electronics Co. Ltd.
Shares of SK Square Co. Ltd., a South Korean industrials company, also contributed to performance. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and investor optimism toward President Jae-Myung Lee’s efforts to improve corporate governance, which has historically weighed on holding companies' valuations.
Top detractors from performance:
An underweight to the materials sector relative to the Series’ benchmark was the main detractor from performance due to strong performance of precious metal miners, which the Series did not own.
At a country level, an underweight to South Africa was the biggest drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Emerging Markets Series (Standard Class)	81.26%	8.81%	12.17%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross)	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect any fees or sales charge imposed by variable insurance contracts.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 822,526,686
Holdings Count | Holding	87	[3]
Advisory Fees Paid, Amount	$ 7,487,171
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$822,526,686
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,487,171
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	49.57%
Taiwan	16.94%
China	11.75%
India	10.27%
Mexico	3.56%
Brazil	3.18%
Türkiye	1.72%
Argentina	1.05%
Indonesia	0.93%
Peru	0.90%

Sector allocation*
Information Technology	45.25%
Industrials	21.19%
Financials	8.17%
Energy	7.07%
Communication Services	6.67%
Consumer Discretionary	6.25%
Consumer Staples	2.36%
Materials	1.80%
Healthcare	0.70%
Utilities	0.58%
Real Estate	0.47%

Top 10 equity holdings
SK Square**	18.82%
SK Hynix**	16.21%
Taiwan Semiconductor Manufacturing	14.84%
Samsung Electronics	6.84%
Reliance Industries GDR	3.58%
Reliance Industries	3.10%
Tencent Holdings	2.62%
MediaTek	2.09%
HDFC Bank	1.78%
Alibaba Group Holding ADR	1.78%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	18.82%
SK Hynix**	16.21%
Taiwan Semiconductor Manufacturing	14.84%
Samsung Electronics	6.84%
Reliance Industries GDR	3.58%
Reliance Industries	3.10%
Tencent Holdings	2.62%
MediaTek	2.09%
HDFC Bank	1.78%
Alibaba Group Holding ADR	1.78%
**Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.
Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 1.16% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Series was renamed Nomura VIP Emerging Markets Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Emerging Markets Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 1.16% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000006680 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Emerging Markets Series(formerly, Macquarie VIP Emerging Markets Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$206	1.47%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Emerging Markets Series (Service Class) returned 80.77% for the 12 months ended December 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Series' broad-based securities market index (benchmark), returned 33.57% and 34.36%, respectively.
Top contributors to performance:
The information technology sector outperformed relative to the Series' benchmark over the 12-month reporting period, supported by demand for memory and leading-edge semiconductors used in artificial intelligence and computing servers. Key contributors to performance included SK Hynix Inc. and Samsung Electronics Co. Ltd.
Shares of SK Square Co. Ltd., a South Korean industrials company, also contributed to performance. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. and investor optimism toward President Jae-Myung Lee’s efforts to improve corporate governance, which has historically weighed on holding companies' valuations.
Top detractors from performance:
An underweight to the materials sector relative to the Series’ benchmark was the main detractor from performance due to strong performance of precious metal miners, which the Series did not own.
At a country level, an underweight to South Africa was the biggest drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Emerging Markets Series (Service Class)	80.77%	8.48%	11.85%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross)	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect any fees or sales charge imposed by variable insurance contracts.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 822,526,686
Holdings Count | Holding	87	[4]
Advisory Fees Paid, Amount	$ 7,487,171
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$822,526,686
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,487,171
Portfolio turnover rate	3%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	49.57%
Taiwan	16.94%
China	11.75%
India	10.27%
Mexico	3.56%
Brazil	3.18%
Türkiye	1.72%
Argentina	1.05%
Indonesia	0.93%
Peru	0.90%

Sector allocation*
Information Technology	45.25%
Industrials	21.19%
Financials	8.17%
Energy	7.07%
Communication Services	6.67%
Consumer Discretionary	6.25%
Consumer Staples	2.36%
Materials	1.80%
Healthcare	0.70%
Utilities	0.58%
Real Estate	0.47%

Top 10 equity holdings
SK Square**	18.82%
SK Hynix**	16.21%
Taiwan Semiconductor Manufacturing	14.84%
Samsung Electronics	6.84%
Reliance Industries GDR	3.58%
Reliance Industries	3.10%
Tencent Holdings	2.62%
MediaTek	2.09%
HDFC Bank	1.78%
Alibaba Group Holding ADR	1.78%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	18.82%
SK Hynix**	16.21%
Taiwan Semiconductor Manufacturing	14.84%
Samsung Electronics	6.84%
Reliance Industries GDR	3.58%
Reliance Industries	3.10%
Tencent Holdings	2.62%
MediaTek	2.09%
HDFC Bank	1.78%
Alibaba Group Holding ADR	1.78%
**Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.
Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 1.16% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Series was renamed Nomura VIP Emerging Markets Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Emerging Markets Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a revised fee waiver for Service Class shares of 1.16% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000212992 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Opportunity Series(formerly, Macquarie VIP Opportunity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Opportunity Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Opportunity Series (Standard Class) returned 8.81% for the 12 months ended December 31, 2025. During the same period, the Russell 3000® Index, the Series' broad-based securities market index, returned 17.15%, while the Russell 2500™Index, the Series' narrowly based securities market index (benchmark), returned 11.91%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on rare pulmonary diseases, was a standout performer. Exact Sciences Corp. and Ligand Pharmaceuticals Inc. were also leading contributors.
Holdings in the consumer staples sector outperformed relative to the benchmark. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most.
Holdings in the media sector outperformed over the period, led by IMAX Corp.
Top detractors from performance:
The Fund’s underperformance compared with the benchmark was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The capital goods sector detracted the most from performance. KBR Inc. was the largest detractor within the sector.
Holdings in the finance sector underperformed, and a lack of exposure to Robinhood Markets Inc. detracted the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Opportunity Series (Standard Class)	8.81%	9.04%	9.25%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Index	11.91%	7.26%	10.40%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 76,282,026
Holdings Count | Holding	117	[5]
Advisory Fees Paid, Amount	$ 481,077
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$76,282,026
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$481,077
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	23.00%
Financials	16.50%
Healthcare	14.05%
Information Technology	13.87%
Consumer Discretionary	9.03%
Real Estate	6.48%
Energy	4.01%
Materials	3.34%
Consumer Staples	3.27%
Communication Services	2.74%
Utilities	2.06%

Top 10 equity holdings
Coherent	2.29%
East West Bancorp	2.24%
Semtech	1.95%
Webster Financial	1.85%
Axis Capital Holdings	1.81%
Casey's General Stores	1.77%
Insmed	1.66%
Guidewire Software	1.50%
Stifel Financial	1.41%
MACOM Technology Solutions Holdings	1.38%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.29%
East West Bancorp	2.24%
Semtech	1.95%
Webster Financial	1.85%
Axis Capital Holdings	1.81%
Casey's General Stores	1.77%
Insmed	1.66%
Guidewire Software	1.50%
Stifel Financial	1.41%
MACOM Technology Solutions Holdings	1.38%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Opportunity Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
During the fiscal year, the Series updated its principal investment risks to replace real estate risk with industry and sector risk, and to add interest rate risk, liquidity risk and government and regulatory risk as new principal investment risks.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Opportunity Series.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Series updated its principal investment risks to replace real estate risk with industry and sector risk, and to add interest rate risk, liquidity risk and government and regulatory risk as new principal investment risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000212995 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Total Return Series(formerly, Macquarie VIP Total Return Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Total Return Series (Standard Class) returned 12.97% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.70%.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of moderating inflation and continued rate cuts by the US Federal Reserve and other central banks globally.
US equities generally drove performance relative to fixed income, as continued artificial intelligence momentum helped propel risk assets forward.
Relative to the Series' narrowly based securities market index (benchmark), selection and allocation effects from US quality and income equities contributed to performance.
Relative to the Bloomberg US Aggregate Index, selection and allocation effects from high yield corporate bonds contributed to performance.
Top detractors from performance:
Security selection within large-cap value equities underperformed the benchmark.
Security selection effects detracted from international equity performance.
Relative to the Bloomberg US Aggregate index, the Series’ allocation to US government bonds underperformed.
Allocation effects had an overall negative impact on the performance of the Series relative to the benchmark.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Total Return Series (Standard Class)	12.97%	7.97%	6.83%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	13.70%	8.47%	9.78%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 36,774,889
Holdings Count | Holding	309	[6]
Advisory Fees Paid, Amount	$ 135,215
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$36,774,889
Total number of portfolio holdings*	309
Total advisory fees paid (during reporting period)	$135,215
Portfolio turnover rate	77%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.98%
US Treasury Obligations	26.57%
Exchange-Traded Funds	11.85%
Corporate Bonds	4.65%
Preferred Stock	0.09%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Total Return Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Total Return Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000212994 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Total Return Series(formerly, Macquarie VIP Total Return Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Total Return Series (Service Class) returned 12.62% for the 12 months ended December 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 17.88% and 7.30%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.70%.
Top contributors to performance:
The Series’ equities and credit-sensitive fixed income securities generally rallied over the fiscal year against a backdrop of moderating inflation and continued rate cuts by the US Federal Reserve and other central banks globally.
US equities generally drove performance relative to fixed income, as continued artificial intelligence momentum helped propel risk assets forward.
Relative to the Series' narrowly based securities market index (benchmark), selection and allocation effects from US quality and income equities contributed to performance.
Relative to the Bloomberg US Aggregate Index, selection and allocation effects from high yield corporate bonds contributed to performance.
Top detractors from performance:
Security selection within large-cap value equities underperformed the benchmark.
Security selection effects detracted from international equity performance.
Relative to the Bloomberg US Aggregate index, the Series’ allocation to US government bonds underperformed.
Allocation effects had an overall negative impact on the performance of the Series relative to the benchmark.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2019 (Service Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (10/31/19)
Nomura VIP Total Return Series (Service Class)	12.62%	7.64%	6.86%
S&P 500 Index	17.88%	14.42%	15.85%
Bloomberg US Aggregate Index	7.30%	-0.36%	0.86%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	13.70%	8.47%	9.91%

Performance Inception Date	Oct. 31, 2019
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 36,774,889
Holdings Count | Holding	309	[7]
Advisory Fees Paid, Amount	$ 135,215
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$36,774,889
Total number of portfolio holdings*	309
Total advisory fees paid (during reporting period)	$135,215
Portfolio turnover rate	77%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	56.98%
US Treasury Obligations	26.57%
Exchange-Traded Funds	11.85%
Corporate Bonds	4.65%
Preferred Stock	0.09%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Total Return Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Total Return Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Series and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000234377 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Fund for Income Series(formerly, Macquarie VIP Fund for Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Fund for Income Series (Service Class) returned 8.80% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.50%.
Top contributors to performance:
Security selection within the media sector
An overweight and security selection within the banking sector
An overweight and security selection within the capital goods sector
Top detractors from performance:
An underweight and security selection within the real estate sector
An underweight to the consumer goods sector
An underweight to the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2022 (Service Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	Since inception (3/31/22)
Nomura VIP Fund for Income Series (Service Class)	8.80%	5.24%
Bloomberg US Aggregate Index	7.30%	1.57%
ICE BofA US High Yield Constrained Index	8.50%	5.86%

Performance Inception Date	Mar. 31, 2022
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 71,833,323
Holdings Count | Holding	240	[8]
Advisory Fees Paid, Amount	$ 361,086
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$71,833,323
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$361,086
Portfolio turnover rate	45%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Basic Industry	11.01%
Healthcare	10.74%
Energy	9.54%
Capital Goods	8.97%
Media	8.79%
Financial Services	6.31%
Technology & Electronics	5.01%
Leisure	4.37%
Services	4.18%
Telecommunications	3.99%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Fund for Income Series
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Fund for Income Series
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000212997 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Fund for Income Series(formerly, Macquarie VIP Fund for Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Fund for Income Series (Standard Class) returned 9.15% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the ICE BofA US High Yield Constrained Index, the Series' narrowly based securities market index, returned 8.50%.
Top contributors to performance:
Security selection within the media sector
An overweight and security selection within the banking sector
An overweight and security selection within the capital goods sector
Top detractors from performance:
An underweight and security selection within the real estate sector
An underweight to the consumer goods sector
An underweight to the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Fund for Income Series (Standard Class)	9.15%	4.20%	5.63%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
ICE BofA US High Yield Constrained Index	8.50%	4.50%	6.44%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 71,833,323
Holdings Count | Holding	240	[9]
Advisory Fees Paid, Amount	$ 361,086
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$71,833,323
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$361,086
Portfolio turnover rate	45%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Basic Industry	11.01%
Healthcare	10.74%
Energy	9.54%
Capital Goods	8.97%
Media	8.79%
Financial Services	6.31%
Technology & Electronics	5.01%
Leisure	4.37%
Services	4.18%
Telecommunications	3.99%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Fund for Income Series
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Fund for Income Series
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000212999 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth Equity Series(formerly, Macquarie VIP Growth Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Growth Equity Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Growth Equity Series (Standard Class) returned 8.72% for the 12 months ended December 31, 2025. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 17.37%, while the Russell 1000® Growth Index, the Series' narrowly based securities market index, returned 18.56%.
Top contributors to performance:
The largest relative contributors to performance were stock selection within the consumer staples sector and an underweight allocation to the consumer discretionary sector.
Contributing the most from a stock standpoint were leading global semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd., an underweight to Apple Inc., and VeriSign Inc., a leader in internet infrastructure and domain name registry services.
Top detractors from performance:
The largest relative detractors were stock selection within the healthcare, industrials, and information technology sectors. An overweight to financials and an underweight to communication services also detracted from performance.
US health insurer UnitedHealth Group Inc., leading customer relationship management (CRM) provider Salesforce Inc., and data-center real estate investment trust (REIT) Equinix Inc. detracted the most at a stock level.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Growth Equity Series (Standard Class)	8.72%	13.67%	15.05%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 120,656,020
Holdings Count | Holding	36	[10]
Advisory Fees Paid, Amount	$ 768,615
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$120,656,020
Total number of portfolio holdings*	36
Total advisory fees paid (during reporting period)	$768,615
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	49.38%
Financials	14.52%
Healthcare	9.64%
Consumer Discretionary	7.75%
Communication Services	7.65%
Industrials	6.86%
Materials	1.70%
Real Estate	1.24%
Consumer Staples	0.91%

Top 10 equity holdings
NVIDIA	14.09%
Microsoft	12.70%
Apple	7.78%
Alphabet Class A	5.73%
Amazon.com	5.28%
Visa Class A	4.84%
Mastercard Class A	3.16%
Intercontinental Exchange	3.10%
Intuit	3.09%
Danaher	2.96%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	14.09%
Microsoft	12.70%
Apple	7.78%
Alphabet Class A	5.73%
Amazon.com	5.28%
Visa Class A	4.84%
Mastercard Class A	3.16%
Intercontinental Exchange	3.10%
Intuit	3.09%
Danaher	2.96%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Growth Equity Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Growth Equity Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000213000 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth and Income Series(formerly, Macquarie VIP Growth and Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Growth and Income Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Growth and Income Series (Standard Class) returned 29.23% for the 12 months ended December 31, 2025. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 17.37%, while the Russell 1000® Value Index, the Series' narrowly based securities market index (benchmark), returned 15.91%.
Top contributors to performance:
At a stock level, overweight positions relative to the benchmark in Micron Technology Inc., CVS Health Corp., and Citigroup Inc., which outperformed
At a sector level, overweight allocations to information technology, financials, and healthcare, which outperformed
Top detractors from performance:
At a stock level, overweight positions relative to the benchmark in Comcast Corp. and Bristol-Myers Squibb Co., which underperformed, and an underweight position in JPMorgan Chase & Co., which outperformed
At a sector level, underweight allocations to industrials and utilities, which outperformed, and an overweight allocation to communication services, which underperformed
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Growth and Income Series (Standard Class)	29.23%	16.22%	11.96%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 905,740,656
Holdings Count | Holding	51	[11]
Advisory Fees Paid, Amount	$ 5,146,448
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$905,740,656
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$5,146,448
Portfolio turnover rate	42%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	27.16%
Healthcare	17.59%
Communication Services	13.40%
Information Technology	12.78%
Industrials	7.84%
Consumer Discretionary	6.56%
Energy	6.49%
Consumer Staples	5.25%
Materials	2.49%

Top 10 equity holdings
Micron Technology	4.83%
Exxon Mobil	4.80%
Cisco Systems	4.30%
Citigroup	4.17%
Gilead Sciences	3.76%
CVS Health	3.48%
Philip Morris International	3.47%
McKesson	3.42%
Bristol-Myers Squibb	3.40%
Alphabet Class A	3.20%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Micron Technology	4.83%
Exxon Mobil	4.80%
Cisco Systems	4.30%
Citigroup	4.17%
Gilead Sciences	3.76%
CVS Health	3.48%
Philip Morris International	3.47%
McKesson	3.42%
Bristol-Myers Squibb	3.40%
Alphabet Class A	3.20%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 0.70% (excluding certain items).
Effective December 1, 2025, the Series was renamed Nomura VIP Growth and Income Series.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Series as an unaffiliated sub-advisor.
During the fiscal year, the Series updated its principal investment risks to add redemption risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Series was renamed Nomura VIP Growth and Income Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Series introduced a revised fee waiver for Standard Class shares of 0.70% (excluding certain items).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to add redemption risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000213002 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Investment Grade Series(formerly, Macquarie VIP Investment Grade Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Investment Grade Series (Standard Class) returned 6.75% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index (benchmark), returned 7.77%.
Top contributors to performance:
An overweight allocation compared with the benchmark to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the rebound in risk sentiment after the mid-year Liberation Day selloff
Investments in communications and non-cyclicals
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in energy and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Investment Grade Series (Standard Class)	6.75%	-0.56%	2.78%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg US Corporate Bond Index	7.77%	-0.09%	3.27%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 30,657,694
Holdings Count | Holding	215	[12]
Advisory Fees Paid, Amount	$ 47,843
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$30,657,694
Total number of portfolio holdings*	215
Total advisory fees paid (during reporting period)	$47,843
Portfolio turnover rate	189%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.45%
Consumer Non-Cyclical	10.47%
Communications	9.46%
Electric	9.17%
Technology	7.59%
Energy	6.17%
Consumer Cyclical	6.15%
Insurance	5.88%
Brokerage	4.78%
Finance Companies	4.77%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Investment Grade Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series updated its principal investment risks to remove exchange-traded fund risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Investment Grade Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to remove exchange-traded fund risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000213003 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Investment Grade Series(formerly, Macquarie VIP Investment Grade Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Investment Grade Series (Service Class) returned 6.43% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.31%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index (benchmark), returned 7.77%.
Top contributors to performance:
An overweight allocation compared with the benchmark to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the rebound in risk sentiment after the mid-year Liberation Day selloff
Investments in communications and non-cyclicals
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in energy and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2019 (Service Class's inception), through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	Since inception (10/31/19)
Nomura VIP Investment Grade Series (Service Class)	6.43%	-0.86%	1.14%
Bloomberg US Aggregate Index	7.31%	-0.36%	0.86%
Bloomberg US Corporate Bond Index	7.77%	-0.09%	1.56%

Performance Inception Date	Oct. 31, 2019
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 30,657,694
Holdings Count | Holding	215	[13]
Advisory Fees Paid, Amount	$ 47,843
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$30,657,694
Total number of portfolio holdings*	215
Total advisory fees paid (during reporting period)	$47,843
Portfolio turnover rate	189%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.45%
Consumer Non-Cyclical	10.47%
Communications	9.46%
Electric	9.17%
Technology	7.59%
Energy	6.17%
Consumer Cyclical	6.15%
Insurance	5.88%
Brokerage	4.78%
Finance Companies	4.77%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Investment Grade Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series updated its principal investment risks to remove exchange-traded fund risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Investment Grade Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to remove exchange-traded fund risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature
C000213004 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Limited Duration Bond Series(formerly, Macquarie VIP Limited Duration Bond Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura VIP Limited Duration Bond Series (Series) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Nomura VIP Limited Duration Bond Series (Standard Class) returned 5.07% for the 12 months ended December 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 7.30%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index (benchmark), returned 5.35%.
Top contributors to performance:
Allocations to the structured finance sector, especially residential mortgage-backed securities (RMBS), asset-backed securities (ABS), and collateralized loan obligations (CLO), contributed to the Series’ performance as a resilient economy, bolstered by continued artificial intelligence capital expenditures and US Federal Reserve (Fed) easing, provided a tailwind for risk markets.
Allocations to both high yield and investment grade corporate bonds contributed to the Series’ performance.
The Series’ duration and yield curve positioning over the period also contributed to performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series’ benchmark detracted from performance.
Security selection within investment grade corporate bonds was a detractor.
Positioning in Treasury Inflation-Protected Securities, or TIPS, initiated as a hedge against a possible reawakening of inflation due to tariffs and/or potential missteps by the Fed, detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2015, through December 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2025)	1 year	5 year	10 year
Nomura VIP Limited Duration Bond Series (Standard Class)	5.07%	1.87%	1.89%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.09%

Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/vip-performance for the most recent performance information.
Net Assets	$ 15,691,385
Holdings Count | Holding	150	[14]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]
Series statistics (as of December 31, 2025)
Series net assets	$15,691,385
Total number of portfolio holdings*	150
Total advisory fees paid (during reporting period)	$0
Portfolio turnover rate	247%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of December 31, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	46.72%
Corporate Bonds	26.49%
Non-Agency Asset-Backed Securities	14.05%
Agency Mortgage-Backed Securities	7.05%
Non-Agency Collateralized Mortgage Obligations	1.82%
Collateralized Loan Obligations	1.60%
Agency Collateralized Mortgage Obligations	0.76%
Government Agency Obligation	0.03%

Material Fund Change [Text Block]
Material Series changes
Effective December 1, 2025, the Series was renamed Nomura VIP Limited Duration Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.
During the fiscal year, the Series updated its principal investment risks to add portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Series was renamed Nomura VIP Limited Duration Bond Series.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Series.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Series updated its principal investment risks to add portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2026, at nomuraassetmanagement.com/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/vip-literature

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.
[8]	Excludes cash and cash equivalents.
[9]	Excludes cash and cash equivalents.
[10]	Excludes cash and cash equivalents.
[11]	Excludes cash and cash equivalents.
[12]	Excludes cash and cash equivalents.
[13]	Excludes cash and cash equivalents.
[14]	Excludes cash and cash equivalents.